Borrowings (Tables)	12 Months Ended
May 31, 2018
Debt Disclosure [Abstract]
Description of Long-Term Debt

A description of long-term debt follows:

May 31,	2018	2017
(In thousands)
Revolving credit facility with a syndicate of banks, through December 5, 2019(1)	$235,774	$198,280
Unsecured 6.50% senior notes due February 14, 2018(2)		249,555
Unsecured 6.125% senior notes due October 15, 2019(3)	451,658	452,778
Unsecured $205,000 face value at maturity 2.25% senior convertible notes due December 15, 2020	196,865	193,260
Unsecured 3.45% senior notes due November 15, 2022	295,596	298,370
Unsecured 5.25% notes due June 1, 2045(4)	298,514	298,433
Unsecured 3.75% notes due March 15, 2027 (5)	396,110	395,638
Unsecured 4.25% notes due January 15, 2048 (6)	296,344
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2021	3,283	3,768
	2,174,144	2,090,082
Less: current portion	3,501	253,645
Total Long-Term Debt, Less Current Maturities	$2,170,643	$1,836,437

(1)

Interest was tied to AUD LIBOR at May 31, 2018, and averaged 2.925% for AUD denominated debt ($23,309) and 0.675% on EUR denominated debt ($213,708).  Interest was tied to AUD LIBOR at May 31, 2017, and averaged 2.705% for AUD denominated debt ($17,311), 1.075% on EUR denominated debt ($183,012). At May 31, 2018 and 2017, the revolving credit facility is adjusted for debt issuance costs, net of amortization, for approximately $1.2 million and $2.0 million, respectively.

(2)

The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $0.3 million at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, was 6.704%. At May 31, 2017, the notes were adjusted for debt issuance costs, net of amortization, for approximately $0.2 million.  The notes were redeemed on February 14, 2018.

(3)

Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes.  The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.1 million at May 31, 2017. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%.  The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $2.3 million and $3.9 million at May 31, 2018 and 2017, respectively.  The premium effectively increased the proceeds from the financing.  The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%. At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $0.6 million and $1.1 million, respectively.

(4)

The $250.0 million face amount of the notes due 2045 is adjusted for the amortization of the original issue discount, which approximated $1.4 million and $1.5 million at May 31, 2018 and 2017, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 5.29%. In March 2017, as a further issuance of the 5.25% notes due 2045, we closed an offering of $50.0 million aggregate principal, which is adjusted for the unamortized premium received at issuance, which approximated $3.0 million and $3.1 million at May 31, 2018 and 2017, respectively.  The premium effectively increased the proceeds from the financing.  The effective interest rate on the $50.0 million notes issued March 2017 is 4.839%.  At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.1 million and $3.2 million, respectively.

(5)

The $400.0 million face amount of the notes due 2027 is adjusted for the amortization of the original issue discount, which approximated $0.5 million at May 31, 2018 and 2017.  The original issue discount effectively reduced the ultimate proceeds from the financing.  The effective interest rate on the notes, including the amortization of the discount, is 3.767%.  At May 31, 2018 and 2017, the notes are adjusted for debt issuance costs, net of amortization, for approximately $3.4 million and $3.8 million, respectively.

(6)

The $300.0 million face amount of the notes due 2048 is adjusted for the debt issuance cost, net of amortization, which approximated $3.6 million at May 31, 2018. The effective interest rate on the notes is 4.25%.